Related Parties - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
BAVARIA S.A. [member] | Transportation services, lease agreements and advertising services [member]
Disclosure of transactions between related parties [line items]
Amount received on services rendered	$ 5.4
Outstanding balance payable	$ 1.1
Grupo Modelo and Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Name of acquiree	Grupo Modelo and its subsidiaries
Grupo Modelo and Subsidiaries [member] | Information technology and infrastructure services [member]
Disclosure of transactions between related parties [line items]
Amount received on services rendered	$ 0.8
United States defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Other income	$ 12.0